Prepaid Expense and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Government authorities	$ 18	$ 34
Hedging transaction assets		225
Prepaid expenses	1,793	1,466
Other current assets	267	358
Prepaid expenses and other current assets	$ 2,078	$ 2,083